Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 27, 2011
Prospectus Date	rr_ProspectusDate	May 27, 2011
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.18 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.18 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. These securities, generally common stocks, may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +20.48% (quarter ended June 30, 2003).

• Lowest return for a calendar quarter was -23.90% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +6.06% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Strategy Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.11%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	682
3 years	rr_ExpenseExampleYear03	932
5 years	rr_ExpenseExampleYear05	1,202
10 years	rr_ExpenseExampleYear10	1,973
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(4.40%)
2002	rr_AnnualReturn2002	(25.99%)
2003	rr_AnnualReturn2003	32.31%
2004	rr_AnnualReturn2004	14.77%
2005	rr_AnnualReturn2005	11.78%
2006	rr_AnnualReturn2006	20.27%
2007	rr_AnnualReturn2007	6.81%
2008	rr_AnnualReturn2008	(39.43%)
2009	rr_AnnualReturn2009	28.26%
2010	rr_AnnualReturn2010	14.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.90%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.06%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.86%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	689
3 years	rr_ExpenseExampleYear03	910
5 years	rr_ExpenseExampleYear05	1,257
10 years	rr_ExpenseExampleYear10	2,107
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	189
3 years	rr_ExpenseExampleNoRedemptionYear03	610
5 years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 years	rr_ExpenseExampleNoRedemptionYear10	2,107
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.86%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	289
3 years	rr_ExpenseExampleYear03	610
5 years	rr_ExpenseExampleYear05	1,057
10 years	rr_ExpenseExampleYear10	2,302
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	189
3 years	rr_ExpenseExampleNoRedemptionYear03	610
5 years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 years	rr_ExpenseExampleNoRedemptionYear10	2,302
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.69%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	70
3 years	rr_ExpenseExampleYear03	236
5 years	rr_ExpenseExampleYear05	416
10 years	rr_ExpenseExampleYear10	940
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.36%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	456
5 years	rr_ExpenseExampleYear05	798
10 years	rr_ExpenseExampleYear10	1,763
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.24%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	126
3 years	rr_ExpenseExampleYear03	409
5 years	rr_ExpenseExampleYear05	712
10 years	rr_ExpenseExampleYear10	1,578
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	331
5 years	rr_ExpenseExampleYear05	579
10 years	rr_ExpenseExampleYear10	1,293
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.74%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	999
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.11%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	113
3 years	rr_ExpenseExampleYear03	379
5 years	rr_ExpenseExampleYear05	665
10 years	rr_ExpenseExampleYear10	1,483
Columbia Equity Value Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. These securities, generally common stocks, may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +20.48% (quarter ended June 30, 2003).

• Lowest return for a calendar quarter was -23.90% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +6.06% at March 31, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Strategy Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Equity Value Fund | Class Z Shares | Class A
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(4.40%)
2002	rr_AnnualReturn2002	(25.99%)
2003	rr_AnnualReturn2003	32.31%
2004	rr_AnnualReturn2004	14.77%
2005	rr_AnnualReturn2005	11.78%
2006	rr_AnnualReturn2006	20.27%
2007	rr_AnnualReturn2007	6.81%
2008	rr_AnnualReturn2008	(39.43%)
2009	rr_AnnualReturn2009	28.26%
2010	rr_AnnualReturn2010	14.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.90%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.06%
Columbia Equity Value Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.86%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	1,195
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	7.68%
5 years	rr_AverageAnnualReturnYear05	1.45%
10 years	rr_AverageAnnualReturnYear10	2.59%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	8.36%
5 years	rr_AverageAnnualReturnYear05	1.53%
10 years	rr_AverageAnnualReturnYear10	2.40%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	12.29%
5 years	rr_AverageAnnualReturnYear05	1.87%
10 years	rr_AverageAnnualReturnYear10	2.40%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class I — before taxes
1 year	rr_AverageAnnualReturnYear01	14.75%
5 years	rr_AverageAnnualReturnYear05	3.11%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	13.96%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | before taxes | Class R3
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R3 — before taxes
1 year	rr_AverageAnnualReturnYear01	14.15%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | before taxes | Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	14.42%
5 years	rr_AverageAnnualReturnYear05	2.84%
10 years	rr_AverageAnnualReturnYear10	3.37%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | before taxes | Class R5
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 — before taxes
1 year	rr_AverageAnnualReturnYear01	14.60%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | before taxes | Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class W — before taxes
1 year	rr_AverageAnnualReturnYear01	14.15%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia Equity Value Fund | Class Z Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes	[4]
1 year	rr_AverageAnnualReturnYear01	14.25%
5 years	rr_AverageAnnualReturnYear05	2.66%
10 years	rr_AverageAnnualReturnYear10	3.20%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	7.52%
5 years	rr_AverageAnnualReturnYear05	0.59%
10 years	rr_AverageAnnualReturnYear10	1.76%
Columbia Equity Value Fund | Class Z Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions	[4]
1 year	rr_AverageAnnualReturnYear01	14.09%
5 years	rr_AverageAnnualReturnYear05	1.79%
10 years	rr_AverageAnnualReturnYear10	2.37%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	5.18%
5 years	rr_AverageAnnualReturnYear05	0.93%
10 years	rr_AverageAnnualReturnYear10	1.84%
Columbia Equity Value Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares	[4]
1 year	rr_AverageAnnualReturnYear01	9.46%
5 years	rr_AverageAnnualReturnYear05	1.96%
10 years	rr_AverageAnnualReturnYear10	2.37%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	3.26%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Russell 1000 Value Index | Since inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Russell 1000 Value Index | Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(3.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Russell 1000 Value Index | Since inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(2.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia Equity Value Fund | Class Z Shares | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	3.26%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Lipper Large - Cap Value Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	13.02%
5 years	rr_AverageAnnualReturnYear05	1.52%
10 years	rr_AverageAnnualReturnYear10	1.89%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Lipper Large - Cap Value Funds Index | Since inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Lipper Large - Cap Value Funds Index | Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(2.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares | Lipper Large - Cap Value Funds Index | Since inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia Equity Value Fund | Class Z Shares | Lipper Large - Cap Value Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	13.02%
5 years	rr_AverageAnnualReturnYear05	1.52%
10 years	rr_AverageAnnualReturnYear10	1.89%

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until May 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.11% for Class A, 1.86% for Class B, 1.86% for Class C, 0.69% for Class I, 1.36% for Class R, 1.24% for Class R3, 0.99% for Class R4, 0.74% for Class R5 and 1.11% for Class W.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until May 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.
[4]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.